Miscellaneous Payables and Other Non-Current Liabilities - Schedule of Payables to Social Security Agencies (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current payables:
Non-current payables	€ 238	€ 116
Current payables	58	69
Trade payables	296	185
From 2 to 5 years [member]
Non-current payables:
Non-current payables	226	107
Beyond 5 years [member]
Non-current payables:
Non-current payables	€ 12	€ 9